Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Income tax expense	$ 18,000		$ 18,000		$ (131,000)
Valuation allowance of deferred tax assets					8,306,000	8,091,000
Valuation allowance increased					215,000	$ 188,000
Net operating loss carry forward					22,396,000
Operating loss expiring from 2033 to 2037					14,016,000
Operating loss carryforwards, not expire					8,380,000
Operating loss carryforwards from various states which expire starting in 2035					$ 4,492,000